Sep. 30, 2019
Virtus Rampart Sector Trend Fund
Virtus Rampart Sector Trend Fund

Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 2, 2020 to the Summary and

Statutory Prospectuses and Statement of Additional Information

dated January 28, 2020, as supplemented

Important Notice to Investors

Effective October 30, 2020, Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund (the “Funds”), each formerly a series of Virtus Opportunities Trust, were merged with and into Virtus Tactical Allocation Fund, a series of Virtus Equity Trust. Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund have ceased to exist and are no longer available for sale. Accordingly, each Fund’s Statutory Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) are no longer valid. In addition, all references to Rampart and to the Rampart portfolio managers are hereby removed from the Virtus Opportunities Trust Statutory Prospectus and SAI.

Investors should retain this supplement with the Prospectuses and SAI for future reference.